Annual Total Returns[BarChart] - Invesco DWA SmallCap Momentum ETF - ETF	2013	2014	2015	2016	2017	2018	2019
Total	49.19%	(1.64%)	(3.33%)	7.89%	20.58%	(10.19%)	31.03%